Employee Benefits, Projected Benefits Payments (Details) $ in Millions	Dec. 31, 2024 USD ($)
Pension benefits qualified [Member]
Future Benefit Payments:
2025	$ 714
2026	670
2027	648
2028	631
2029	627
2030-2034	2,915
Pension benefits nonqualified [Member]
Future Benefit Payments:
2025	38
2026	37
2027	36
2028	33
2029	32
2030-2034	133
Other benefits [Member]
Future Benefit Payments:
2025	34
2026	29
2027	28
2028	26
2029	25
2030-2034	$ 105